Fair Value Measurements (Details) - Schedule of private placement warrants and public warrants - $ / shares	4 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 10, 2020
Schedule of private placement warrants and public warrants [Abstract]
Risk-free interest rate	0.36%	0.36%	0.39%
Trading days per year	252 years	252 days	252 days
Expected volatility	29.00%	29.00%	29.00%
Exercise price	$ 11.50	$ 11.50	$ 11.50
Stock Price	$ 10.41	$ 10.41	$ 10.30